Financial risk management - Fair value measurement - changes in Level 3 items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 129,834	$ 36,851
Ending balance	256,379	129,834
Level 3 | Measured at FVTPL
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	264	257
Business combination - merger transaction	5,846
Additions during the year	17,333
Fair value changes	(438)	7
Ending balance	23,005	264
Level 3 | Measured at FVTPL | Fund investments
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	264	257
Business combination - merger transaction	5,846
Additions during the year	16,333
Fair value changes	(438)	7
Ending balance	22,005	$ 264
Level 3 | Measured at FVTPL | Unlisted equity investment
Reconciliation of changes in fair value measurement, assets [abstract]
Additions during the year	1,000
Ending balance	$ 1,000